Summary of Significant Accounting Policies - Schedule of Crypto Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Crypto Assets Abstract
Coins Held	45.37%	59.67%
Cost Basis	$ 5,630	$ 7,404
Fair Value	$ 3,096	$ 5,222